Financial Risk Management - Interest Rate Profile of Interest-bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (22,104,354)	₩ (25,766,147)
Fixed rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	2,023,710	3,163,490
Financial liabilities	(4,722,962)	(6,333,238)
Total	(2,699,252)	(3,169,748)
Variable rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (9,827,152)	₩ (10,195,891)